Debt Obligation (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt		$ 3,409,827	$ 2,990,308
Amount due within one year		191,689	233,681
Amounts due beyond one year		3,218,138	2,756,627
TMCL II Secured Debt Facility
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt	[1]	$ 654,485	$ 659,714
Weighted average variable interest rate	[1]	4.36%	3.38%
Final Maturity	[1]	Aug. 31, 2024
TMCL IV Secured Debt Facility
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt			$ 132,885
Weighted average variable interest rate			4.00%
TL Revolving Credit Facility
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt		$ 1,272,074	$ 568,403
Weighted average variable interest rate		4.00%	3.56%
Final Maturity		Sep. 30, 2023
TL Revolving Credit Facility II
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt			$ 150,906
Weighted average variable interest rate			3.55%
TW Revolving Credit Facility
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt			$ 97,148
Weighted average variable interest rate			3.38%
TAP Funding Revolving Credit Facility
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt		$ 171,937	$ 163,276
Weighted average variable interest rate		4.41%	3.43%
Final Maturity		Dec. 31, 2021
TL Term Loan
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt			$ 352,555
Weighted average variable interest rate			3.69%
TMCL VI Term Loan
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt		$ 276,210
Weighted average variable interest rate		4.30%
Final Maturity		Feb. 28, 2038
2017-1 Bonds
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt		$ 353,884	$ 390,013
Fixed interest rate		3.91%	3.91%
Final Maturity		May 31, 2042
2017-2 Bonds
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt		$ 435,838	$ 475,408
Fixed interest rate		3.73%	3.73%
Final Maturity		Jun. 30, 2042
2018-1 Bonds
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt		$ 245,399
Fixed interest rate		4.14%
Final Maturity		Jul. 31, 2043

[1]	Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its scheduled conversion date.